Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eaton Vance Series Fund, Inc
Entity Central Index Key	0001552324
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000162463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class A
Trading Symbol	EADOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$9,675	$10,000	$10,000
8/16	$9,871	$10,004	$10,080
9/16	$9,953	$10,206	$10,195
10/16	$9,979	$10,120	$10,121
11/16	$9,686	$9,409	$9,609
12/16	$9,809	$9,585	$9,749
1/17	$9,890	$9,800	$9,924
2/17	$10,026	$9,977	$10,098
3/17	$10,130	$10,208	$10,233
4/17	$10,256	$10,327	$10,359
5/17	$10,340	$10,529	$10,500
6/17	$10,457	$10,578	$10,526
7/17	$10,563	$10,797	$10,678
8/17	$10,748	$10,991	$10,846
9/17	$10,878	$10,953	$10,838
10/17	$10,851	$10,645	$10,704
11/17	$10,949	$10,824	$10,796
12/17	$11,042	$11,043	$10,934
1/18	$11,246	$11,537	$11,179
2/18	$11,206	$11,417	$11,037
3/18	$11,271	$11,533	$11,097
4/18	$11,243	$11,192	$10,874
5/18	$10,977	$10,635	$10,559
6/18	$10,758	$10,331	$10,365
7/18	$10,861	$10,527	$10,567
8/18	$10,531	$9,887	$10,172
9/18	$10,562	$10,143	$10,366
10/18	$10,484	$9,944	$10,193
11/18	$10,553	$10,223	$10,321
12/18	$10,551	$10,357	$10,442
1/19	$10,937	$10,922	$10,913
2/19	$11,012	$10,803	$10,910
3/19	$11,012	$10,659	$10,911
4/19	$11,050	$10,641	$10,930
5/19	$11,113	$10,672	$10,970
6/19	$11,448	$11,260	$11,426
7/19	$11,733	$11,364	$11,539
8/19	$11,618	$11,064	$11,412
9/19	$11,803	$11,171	$11,472
10/19	$11,949	$11,495	$11,671
11/19	$12,110	$11,286	$11,562
12/19	$12,433	$11,752	$11,887
1/20	$12,502	$11,601	$11,902
2/20	$12,340	$11,205	$11,669
3/20	$10,666	$9,964	$10,283
4/20	$10,970	$10,355	$10,648
5/20	$11,724	$10,891	$11,189
6/20	$12,149	$10,942	$11,391
7/20	$12,225	$11,273	$11,735
8/20	$12,471	$11,236	$11,757
9/20	$12,392	$11,009	$11,570
10/20	$12,484	$11,056	$11,601
11/20	$12,950	$11,663	$12,108
12/20	$13,318	$12,069	$12,421
1/21	$13,368	$11,939	$12,318
2/21	$13,359	$11,619	$12,072
3/21	$13,144	$11,263	$11,838
4/21	$13,373	$11,517	$12,055
5/21	$13,558	$11,805	$12,257
6/21	$13,534	$11,661	$12,231
7/21	$13,435	$11,611	$12,224
8/21	$13,654	$11,701	$12,323
9/21	$13,554	$11,299	$12,027
10/21	$13,453	$11,149	$11,934
11/21	$13,274	$10,844	$11,699
12/21	$13,483	$11,013	$11,843
1/22	$13,302	$11,012	$11,709
2/22	$12,630	$10,462	$11,083
3/22	$12,558	$10,302	$10,902
4/22	$12,453	$9,681	$10,365
5/22	$12,348	$9,851	$10,442
6/22	$11,739	$9,413	$9,967
7/22	$11,616	$9,440	$10,080
8/22	$11,969	$9,427	$10,054
9/22	$11,579	$8,968	$9,553
10/22	$11,654	$8,889	$9,465
11/22	$12,302	$9,521	$10,107
12/22	$12,615	$9,726	$10,263
1/23	$12,982	$10,144	$10,643
2/23	$12,869	$9,823	$10,373
3/23	$12,877	$10,228	$10,633
4/23	$12,902	$10,316	$10,717
5/23	$13,016	$10,153	$10,601
6/23	$13,397	$10,484	$10,862
7/23	$13,620	$10,786	$11,096
8/23	$13,484	$10,496	$10,893
9/23	$13,419	$10,143	$10,618
10/23	$13,373	$10,089	$10,522
11/23	$13,713	$10,621	$11,043
12/23	$14,018	$10,961	$11,436
1/24	$14,194	$10,795	$11,336
2/24	$14,541	$10,733	$11,352
3/24	$14,890	$10,730	$11,438
4/24	$14,899	$10,500	$11,231
5/24	$15,157	$10,670	$11,413
6/24	$15,146	$10,554	$11,396
7/24	$15,311	$10,795	$11,621
8/24	$15,477	$11,126	$11,916
9/24	$15,723	$11,504	$12,210
10/24	$15,732	$10,973	$11,849
11/24	$15,881	$10,911	$11,869
12/24	$16,051	$10,700	$11,697
1/25	$16,486	$10,920	$11,882
2/25	$16,659	$10,992	$12,014
3/25	$16,586	$11,162	$12,086
4/25	$16,450	$11,524	$12,262
5/25	$16,855	$11,687	$12,402
6/25	$17,137	$12,012	$12,693
7/25	$17,379	$11,922	$12,714
8/25	$17,602	$12,179	$12,944
9/25	$17,847	$12,349	$13,123
10/25	$18,180	$12,406	$13,241
11/25	$18,384	$12,574	$13,352
12/25	$18,768	$12,761	$13,492
1/26	$19,369	$13,039	$13,687
2/26	$19,629	$13,207	$13,853
3/26	$19,044	$12,474	$13,292
4/26	$19,792	$12,820	$13,625
5/26	$19,942	$12,930	$13,730
6/26	$20,232	$12,955	$13,783
7/26	$20,327	$12,994	$13,738

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	17.01%	8.64%	7.71%
Class A with 3.25% Maximum Sales Charge	13.27%	7.92%	7.35%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,283,150,102
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 26,035,711
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Updated Prospectus Phone Number	1-800-262-1122
C000162464
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class I
Trading Symbol	EIDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,020,170	$1,000,402	$1,007,964
9/16	$1,029,724	$1,020,642	$1,019,549
10/16	$1,032,696	$1,012,013	$1,012,053
11/16	$1,001,533	$940,852	$960,874
12/16	$1,014,468	$958,462	$974,943
1/17	$1,023,081	$980,045	$992,447
2/17	$1,038,434	$997,704	$1,009,817
3/17	$1,049,407	$1,020,778	$1,023,252
4/17	$1,061,581	$1,032,700	$1,035,909
5/17	$1,070,426	$1,052,946	$1,050,007
6/17	$1,083,884	$1,057,765	$1,052,570
7/17	$1,095,131	$1,079,702	$1,067,770
8/17	$1,113,364	$1,099,063	$1,084,638
9/17	$1,128,246	$1,095,331	$1,083,765
10/17	$1,125,676	$1,064,455	$1,070,414
11/17	$1,136,023	$1,082,390	$1,079,638
12/17	$1,145,967	$1,104,272	$1,093,384
1/18	$1,167,274	$1,153,731	$1,117,947
2/18	$1,163,423	$1,141,685	$1,103,734
3/18	$1,170,452	$1,153,344	$1,109,657
4/18	$1,167,780	$1,119,239	$1,087,385
5/18	$1,140,569	$1,063,534	$1,055,873
6/18	$1,116,895	$1,033,145	$1,036,534
7/18	$1,127,800	$1,052,724	$1,056,726
8/18	$1,093,820	$988,653	$1,017,156
9/18	$1,097,332	$1,014,289	$1,036,591
10/18	$1,089,476	$994,416	$1,019,306
11/18	$1,098,150	$1,022,335	$1,032,133
12/18	$1,096,951	$1,035,685	$1,044,200
1/19	$1,138,514	$1,092,206	$1,091,299
2/19	$1,146,581	$1,080,267	$1,091,004
3/19	$1,146,831	$1,065,933	$1,091,128
4/19	$1,151,009	$1,064,064	$1,092,959
5/19	$1,157,854	$1,067,209	$1,097,033
6/19	$1,192,874	$1,126,007	$1,142,614
7/19	$1,222,779	$1,136,449	$1,153,934
8/19	$1,211,100	$1,106,447	$1,141,218
9/19	$1,229,189	$1,117,084	$1,147,204
10/19	$1,246,067	$1,149,452	$1,167,063
11/19	$1,263,054	$1,128,561	$1,156,172
12/19	$1,296,979	$1,175,216	$1,188,699
1/20	$1,304,436	$1,160,093	$1,190,153
2/20	$1,287,909	$1,120,537	$1,166,947
3/20	$1,112,554	$996,440	$1,028,317
4/20	$1,144,532	$1,035,505	$1,064,775
5/20	$1,223,299	$1,089,123	$1,118,913
6/20	$1,267,756	$1,094,249	$1,139,075
7/20	$1,277,449	$1,127,289	$1,173,455
8/20	$1,303,375	$1,123,590	$1,175,672
9/20	$1,293,970	$1,100,937	$1,156,968
10/20	$1,305,332	$1,105,626	$1,160,086
11/20	$1,354,233	$1,166,303	$1,210,834
12/20	$1,392,893	$1,206,873	$1,242,076
1/21	$1,396,884	$1,193,935	$1,231,840
2/21	$1,396,253	$1,161,944	$1,207,174
3/21	$1,374,190	$1,126,275	$1,183,814
4/21	$1,398,351	$1,151,723	$1,205,520
5/21	$1,418,016	$1,180,458	$1,225,702
6/21	$1,417,436	$1,166,118	$1,223,069
7/21	$1,405,819	$1,161,135	$1,222,393
8/21	$1,429,026	$1,170,084	$1,232,260
9/21	$1,418,867	$1,129,933	$1,202,672
10/21	$1,410,227	$1,114,927	$1,193,368
11/21	$1,391,871	$1,084,431	$1,169,915
12/21	$1,414,034	$1,101,304	$1,184,290
1/22	$1,395,458	$1,101,246	$1,170,880
2/22	$1,323,879	$1,046,179	$1,108,271
3/22	$1,316,629	$1,030,155	$1,090,235
4/22	$1,305,985	$968,075	$1,036,529
5/22	$1,295,252	$985,143	$1,044,206
6/22	$1,231,831	$941,276	$996,747
7/22	$1,219,322	$944,032	$1,008,025
8/22	$1,256,560	$942,707	$1,005,391
9/22	$1,215,999	$896,795	$955,299
10/22	$1,224,114	$888,883	$946,547
11/22	$1,292,293	$952,053	$1,010,656
12/22	$1,325,423	$972,615	$1,026,290
1/23	$1,364,138	$1,014,367	$1,064,253
2/23	$1,352,630	$982,269	$1,037,286
3/23	$1,353,789	$1,022,787	$1,063,333
4/23	$1,356,775	$1,031,604	$1,071,670
5/23	$1,369,014	$1,015,316	$1,060,110
6/23	$1,411,121	$1,048,414	$1,086,164
7/23	$1,432,944	$1,078,581	$1,109,636
8/23	$1,419,016	$1,049,601	$1,089,322
9/23	$1,414,522	$1,014,263	$1,061,775
10/23	$1,408,078	$1,008,924	$1,052,159
11/23	$1,444,062	$1,062,085	$1,104,347
12/23	$1,476,427	$1,096,148	$1,143,593
1/24	$1,495,294	$1,079,454	$1,133,644
2/24	$1,532,094	$1,073,262	$1,135,184
3/24	$1,569,162	$1,072,958	$1,143,793
4/24	$1,570,425	$1,050,031	$1,123,111
5/24	$1,597,938	$1,066,971	$1,141,320
6/24	$1,597,200	$1,055,446	$1,139,564
7/24	$1,614,872	$1,079,454	$1,162,123
8/24	$1,632,685	$1,112,597	$1,191,601
9/24	$1,658,935	$1,150,367	$1,220,984
10/24	$1,660,238	$1,097,281	$1,184,945
11/24	$1,678,436	$1,091,056	$1,186,892
12/24	$1,694,626	$1,070,040	$1,169,701
1/25	$1,740,849	$1,091,992	$1,188,230
2/25	$1,759,404	$1,099,177	$1,201,402
3/25	$1,752,087	$1,116,167	$1,208,594
4/25	$1,740,355	$1,152,397	$1,226,227
5/25	$1,781,277	$1,168,689	$1,240,196
6/25	$1,811,468	$1,201,243	$1,269,267
7/25	$1,837,381	$1,192,231	$1,271,414
8/25	$1,861,229	$1,217,913	$1,294,372
9/25	$1,887,498	$1,234,933	$1,312,267
10/25	$1,925,362	$1,240,625	$1,324,119
11/25	$1,945,150	$1,257,360	$1,335,212
12/25	$1,986,104	$1,276,143	$1,349,180
1/26	$2,050,471	$1,303,911	$1,368,661
2/26	$2,080,816	$1,320,710	$1,385,316
3/26	$2,017,029	$1,247,435	$1,329,226
4/26	$2,096,549	$1,282,046	$1,362,531
5/26	$2,112,806	$1,292,973	$1,373,025
6/26	$2,143,996	$1,295,506	$1,378,278
7/26	$2,155,499	$1,299,410	$1,373,783

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	17.31%	8.92%	7.98%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,283,150,102
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 26,035,711
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Updated Prospectus Phone Number	1-800-262-1122
C000117767
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Debt Opportunities Fund
Class Name	Class R6
Trading Symbol	EELDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Emerging Markets Debt Opportunities Fund for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index (the Index):

↑ An out-of-index allocation to Nigerian naira helped performance due to continued reform momentum and reserve accumulation

↑ An out-of-index allocation to the Kazakhstani tenge boosted returns due to credible monetary policy that helped contain inflation and good fiscal discipline

↑ An out-of-index allocation to the Egyptian pound helped performance despite increased volatility from the conflict in Iran, as reform progress continued

↑ An overweight to Venezuelan credit helped returns as assets rallied ahead of President Maduro’s extraction and due to a focus on economic rebuilding policies

↓ An underweight to the Colombian peso detracted from performance as high interest rates continued to attract investors and election results were favorable

↓ An underweight to the Mexican peso detracted from performance as the currency rallied along with broader emerging market currencies

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

Table Summary
	Class R6	J.P. Morgan Emerging Market Bond Index Global Diversified	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index
7/16	$5,000,000	$5,000,000	$5,000,000
8/16	$5,101,171	$5,002,008	$5,039,820
9/16	$5,149,095	$5,103,212	$5,097,744
10/16	$5,164,111	$5,060,063	$5,060,264
11/16	$5,013,286	$4,704,259	$4,804,370
12/16	$5,072,894	$4,792,308	$4,874,715
1/17	$5,116,269	$4,900,223	$4,962,234
2/17	$5,193,467	$4,988,522	$5,049,087
3/17	$5,248,637	$5,103,890	$5,116,258
4/17	$5,315,488	$5,163,502	$5,179,543
5/17	$5,360,037	$5,264,730	$5,250,036
6/17	$5,422,024	$5,288,826	$5,262,849
7/17	$5,478,582	$5,398,512	$5,338,848
8/17	$5,576,027	$5,495,317	$5,423,191
9/17	$5,645,004	$5,476,656	$5,418,826
10/17	$5,632,225	$5,322,277	$5,352,069
11/17	$5,684,277	$5,411,948	$5,398,188
12/17	$5,734,309	$5,521,361	$5,466,922
1/18	$5,841,382	$5,768,657	$5,589,736
2/18	$5,822,172	$5,708,426	$5,518,670
3/18	$5,857,580	$5,766,721	$5,548,284
4/18	$5,844,288	$5,596,196	$5,436,925
5/18	$5,707,800	$5,317,672	$5,279,365
6/18	$5,595,294	$5,165,725	$5,182,668
7/18	$5,643,939	$5,263,620	$5,283,629
8/18	$5,473,450	$4,943,267	$5,085,781
9/18	$5,491,210	$5,071,444	$5,182,954
10/18	$5,451,889	$4,972,081	$5,096,532
11/18	$5,495,574	$5,111,676	$5,160,665
12/18	$5,489,685	$5,178,424	$5,221,002
1/19	$5,698,552	$5,461,028	$5,456,493
2/19	$5,739,198	$5,401,336	$5,455,018
3/19	$5,740,589	$5,329,666	$5,455,638
4/19	$5,761,703	$5,320,320	$5,464,792
5/19	$5,796,220	$5,336,047	$5,485,165
6/19	$5,972,273	$5,630,033	$5,713,070
7/19	$6,115,796	$5,682,247	$5,769,670
8/19	$6,064,033	$5,532,234	$5,706,089
9/19	$6,155,047	$5,585,421	$5,736,021
10/19	$6,233,113	$5,747,258	$5,835,315
11/19	$6,325,496	$5,642,802	$5,780,858
12/19	$6,496,097	$5,876,079	$5,943,494
1/20	$6,533,710	$5,800,466	$5,950,764
2/20	$6,450,729	$5,602,686	$5,834,736
3/20	$5,576,776	$4,982,201	$5,141,583
4/20	$5,737,613	$5,177,524	$5,323,873
5/20	$6,133,597	$5,445,615	$5,594,565
6/20	$6,349,889	$5,471,243	$5,695,373
7/20	$6,398,680	$5,636,447	$5,867,274
8/20	$6,529,066	$5,617,949	$5,878,359
9/20	$6,481,868	$5,504,684	$5,784,840
10/20	$6,539,052	$5,528,128	$5,800,430
11/20	$6,785,020	$5,831,513	$6,054,168
12/20	$6,979,520	$6,034,366	$6,210,381
1/21	$6,999,658	$5,969,673	$6,159,202
2/21	$6,996,639	$5,809,722	$6,035,870
3/21	$6,885,870	$5,631,375	$5,919,072
4/21	$7,007,499	$5,758,613	$6,027,600
5/21	$7,106,531	$5,902,292	$6,128,509
6/21	$7,103,777	$5,830,591	$6,115,347
7/21	$7,053,409	$5,805,675	$6,111,966
8/21	$7,162,300	$5,850,418	$6,161,300
9/21	$7,111,290	$5,649,667	$6,013,360
10/21	$7,067,920	$5,574,636	$5,966,838
11/21	$6,975,685	$5,422,154	$5,849,574
12/21	$7,087,312	$5,506,519	$5,921,452
1/22	$6,993,913	$5,506,231	$5,854,400
2/22	$6,634,048	$5,230,893	$5,541,354
3/22	$6,606,094	$5,150,774	$5,451,174
4/22	$6,552,701	$4,840,376	$5,182,646
5/22	$6,498,857	$4,925,715	$5,221,031
6/22	$6,179,875	$4,706,382	$4,983,735
7/22	$6,117,030	$4,720,162	$5,040,126
8/22	$6,304,459	$4,713,536	$5,026,954
9/22	$6,100,481	$4,483,976	$4,776,495
10/22	$6,141,399	$4,444,416	$4,732,734
11/22	$6,484,531	$4,760,265	$5,053,282
12/22	$6,651,409	$4,863,076	$5,131,449
1/23	$6,846,310	$5,071,836	$5,321,265
2/23	$6,788,583	$4,911,343	$5,186,428
3/23	$6,794,600	$5,113,933	$5,316,663
4/23	$6,809,812	$5,158,021	$5,358,351
5/23	$6,871,500	$5,076,579	$5,300,551
6/23	$7,083,684	$5,242,072	$5,430,821
7/23	$7,193,783	$5,392,904	$5,548,180
8/23	$7,123,768	$5,248,003	$5,446,611
9/23	$7,091,766	$5,071,317	$5,308,877
10/23	$7,069,167	$5,044,620	$5,260,793
11/23	$7,250,515	$5,310,424	$5,521,735
12/23	$7,413,651	$5,480,738	$5,717,963
1/24	$7,508,840	$5,397,271	$5,668,218
2/24	$7,694,323	$5,366,309	$5,675,922
3/24	$7,881,171	$5,364,792	$5,718,964
4/24	$7,887,730	$5,250,155	$5,615,557
5/24	$8,026,375	$5,334,855	$5,706,602
6/24	$8,022,866	$5,277,230	$5,697,822
7/24	$8,112,066	$5,397,269	$5,810,617
8/24	$8,201,987	$5,562,983	$5,958,004
9/24	$8,334,402	$5,751,835	$6,104,922
10/24	$8,341,176	$5,486,407	$5,924,723
11/24	$8,433,153	$5,455,279	$5,934,458
12/24	$8,514,920	$5,350,202	$5,848,503
1/25	$8,758,817	$5,459,959	$5,941,151
2/25	$8,841,668	$5,495,884	$6,007,010
3/25	$8,804,947	$5,580,835	$6,042,968
4/25	$8,746,059	$5,761,984	$6,131,135
5/25	$8,963,603	$5,843,443	$6,200,982
6/25	$9,115,939	$6,006,214	$6,346,334
7/25	$9,235,502	$5,961,156	$6,357,070
8/25	$9,355,814	$6,089,567	$6,471,860
9/25	$9,499,871	$6,174,665	$6,561,333
10/25	$9,679,443	$6,203,127	$6,620,597
11/25	$9,790,929	$6,286,798	$6,676,059
12/25	$9,998,286	$6,380,716	$6,745,898
1/26	$10,311,560	$6,519,556	$6,843,304
2/26	$10,464,882	$6,603,549	$6,926,579
3/26	$10,143,579	$6,237,174	$6,646,131
4/26	$10,544,696	$6,410,230	$6,812,655
5/26	$10,639,470	$6,464,863	$6,865,123
6/26	$10,797,048	$6,477,531	$6,891,390
7/26	$10,855,374	$6,497,049	$6,868,914

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class R6	17.54%	9.00%	8.06%
J.P. Morgan Emerging Market Bond Index Global DiversifiedFootnote Referencea	8.99%	2.27%	2.65%
J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 IndexFootnote Referencea	8.05%	2.36%	3.22%
Footnote	Description
Footnote[a]	Index is used with permission. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. See Fund prospectus for full description.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,283,150,102
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 26,035,711
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$5,283,150,102
# of Portfolio Holdings (including derivatives)	915
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$26,035,711

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.3%
Sovereign Loans	2.5%
Senior Floating-Rate Loans	3.6%
Short-Term Investments	22.3%
Foreign Corporate Bonds	25.1%
Sovereign Government Bonds	46.2%
Footnote	Description
Footnote*	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Table Summary
Egypt	8.4%
Hungary	7.8%
Uzbekistan	7.2%
Nigeria	4.8%
Kazakhstan	4.5%
Taiwan	3.8%
Brazil	3.4%
Turkey	3.0%
Armenia	2.8%
Other	15.3%
Total Long Exposure	61.0%
Table Summary
Euro	(8.5)%
Other	(0.1)%
Total Short Exposure	(8.6)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Updated Prospectus Phone Number	1-800-262-1122